Commitments and Contingencies - Future under noncancelable sublease (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Future minimum rental commitments under non-cancelable Subleases receipts
2021	$ 6,722
2022	6,504
2023	3,482
2024	3,519
2025	3,556
Thereafter	1,193
Total	$ 24,976